Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitment And Contingencies [Line Items]
Property, plant, or equipment held under lease agreements		$ 12	$ 18
Long-term operating lease commitments		153	171
Long-term operating lease commitments expiration		Expire at various dates during the next 30 years
Rent expense		54	51	60
Maximum commitment		18
Purchase commitment expiration		2015
Accrued legal fees		59	15
Award from legal dispute	59
Range of possible loss, minimum		0
Range of possible loss, maximum		$ 26